SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Deutsche Global Income Builder Fund
Deutsche Science and Technology Fund
Deutsche Mid Cap Value Fund
Class T shares are not available for purchase.
Please Retain This Supplement for Future Reference

March 1, 2018
PRO_SAISTKR-408